Financial instruments	12 Months Ended
Dec. 31, 2021
Financial instruments

18.	Financial instruments

The main financial instruments and their carrying amounts, by category, are as follows:

	Carrying amount
	2021	2020

Financial assets:
Amortized cost
Cash and cash equivalents	8,274	8,711
Related parties - assets	517	154
Trade receivables and other receivables	1,589	1,614
Others assets	9	48
Fair value through profit or loss
Financial instruments – Fair value hedge	1	11
Financial instruments about lease – Fair value hedge	9	1
Suppliers’ financial instruments – Fair value hedge	15	-
Others assets	2	2
Fair value through other comprehensive income
Trade receivables - credit card companies and sales vouchers	95	113
Others assets	28	28
Financial liabilities:
Other financial liabilities - amortized cost
Related parties – liabilities	(467)	(194)
Trade payables	(10,078)	(11,424)
Financing for purchase of assets	(250)	(100)
Debentures and promissory notes	(4,613)	(4,598)
Borrowings and financing	(3,973)	(4,247)
Lease	(6,118)	(8,372)
Fair value through profit or loss
Borrowings and financing (Hedge accounting underlying)	(459)	(284)
Financial instruments – Fair Value Hedge – liabilities side	(7)	(22)
Financial instruments about lease – Fair value hedge – liabilities side	-	(2)
Suppliers financial instruments - Fair value hedge - liabilities side	(1)	(25)
Disco Group put option (*)	(701)	(636)
(*)	See note 18.3.

The financial instruments measured at amortized cost, the related fair values of which differ from the carrying amounts, are disclosed in note 18.3. The fair value of other financial instruments detailed in table above approximates the carrying amount based on the existing terms and conditions.

18.1	Considerations on risk factors that may affect the business of the Group

(i)	Credit risk
•	Cash and cash equivalents: in order to minimize credit risk, the Group adopts investment policies at financial institutions approved by the Group’s Financial Committee, also taking into consideration monetary limits and financial institution evaluations, which are regularly updated.

•	Credit risk related to trade receivables is minimized by the fact that a large portion of sales are paid with credit cards, and the Group sells these receivables to banks and credit card companies, aiming to strengthen working capital. The sales of receivables result in derecognition of the accounts receivable due to the transfer of the credit risk, benefits and control of such assets. Additionally, regarding the trade receivables collected in installments, the Group monitor the risk through the credit concession and by periodic analysis of the provision for losses.
•	The Group also has counterparty risk related to the derivative instruments; which is mitigated by the Group’s carrying out transactions, according to policies approved by governance boards.
•	There are no amounts receivable that are individually, higher than 5% of accounts receivable or sales, respectively.
(ii)	Interest rate risk

The Group obtains borrowings and financing with major financial institutions for cash needs for investments. As a result, the Group is, mainly, exposed to relevant interest rates fluctuation risk, especially in view of derivatives liabilities (foreign currency exposure hedge) and CDI indexed debt. The balance of cash and cash equivalents, indexed to CDI, partially offsets the interest rate risk.

(iii)	Foreign currency exchange rate risk

The Group is exposed to exchange rate fluctuations, which may increase outstanding balances of foreign currency-denominated borrowings. The Group uses derivatives, such as swaps, aiming to mitigate the foreign currency exchange rate risk, converting the cost of debt into domestic currency and interest rates.

Éxito Group uses derivatives to hedge foreign currency exchange rate on goods imports and leases.

(iv)	Capital risk management

The main objective of the Group’s capital management is to ensure that the Group maintain its credit rating and a well-balanced equity ratio, in order to support businesses and maximize shareholder value. The Group manages the capital structure and makes adjustments taking into account changes in the economic conditions.

The Group capital structure is as follows:

	2021	2020

Cash and cash equivalents	8,274	8,711
Financial instruments – Fair value hedge	17	(37)
Borrowings, financing and debentures	(9,045)	(9,129)
Other liabilities with related parties (*)	(145)	(120)
Net financial debt	(899)	(575)
Shareholders’ equity	(16,380)	(16,807)

Net debt to equity ratio	5%	3%
(*)	Represents amount payable to Greenyellow related to the purchase of equipment.

(v)	Liquidity risk management

The Group manages liquidity risk through the daily analysis of cash flows and maturities of financial assets and liabilities.

The table below summarizes the aging profile of the Group’s financial liabilities as at December 31, 2021.

	Up to 1 Year	1 – 5 years	More than 5 years	Total
Borrowings and financing	2,016	9,285	587	11,888
Lease liabilities	1,369	4,042	3,690	9,101
Trade payables	10,078	-	-	10,078
Total	13,463	13,327	4,277	31,067

(vi)	Derivative financial instruments

Swap transactions are designated as fair value hedges, with the objective to hedge the exposure to changes in foreign exchange rates and fixed interest rates (U.S. dollars), converting the debt into domestic interest rates and currency.

At December 31, 2021 the notional amount of these contracts was R$469 (R$301 at December 31, 2020). These transactions are usually contracted under the same terms of amounts, maturities, and carried out with the financial institution of the same economic group, observing the limits set by Management.

According to the Group’s treasury policies, swaps cannot be contracted with restrictions (“caps”), margins, as well as return clauses, double index, flexible options or any other types of transactions different from traditional “swap” and “forwards” transactions to hedge against debts.

The Group calculates the effectiveness of hedge transactions at the inception date and on a continuing basis. Hedge transactions contracted in the year ended December 31, 2021 were effective in relation to the covered risk. For derivative transactions that qualify as hedge accounting, the debt, which is the hedged item, is also adjusted to fair value.

		Notional value		Fair value
		2021	2020	2021	2020
Fair value hedge
Hedge object (debt)		469	301	459	284

Long position (buy)
Prefixed rate	TR + 9.80% per year	22	21	11	13
US$ + fixed	USD + 1.70% per year	447	280	448	271
		469	301	459	284
Short position (sell)
	CDI + 1.66% per year	(469)	(301)	(465)	(294)

Hedge position - asset		-		1	11
Hedge position - liability		-		(7)	(21)
Net hedge position		-	-	(6)	(10)

Realized and unrealized gains and losses on these contracts during the year ended December 31, 2021 are recorded as financial income or expenses and the balance payable at fair value is R$6(receivable from R$10 as of December 31, 2020). Assets are recorded as “Financial instruments” and liabilities as “Borrowings and financing”.

The effects of the fair value hedge recorded in the Statements of Income for the year ended December 31, 2021 resulted in a gain of R$105 (gain of R$282 as of December 31, 2020).

v)	Fair value of derivative financial instruments

Fair value is the amount for which an asset could be exchanged, or a liability settled, between knowledgeable, willing parties in an arm’s length transaction.

Fair value is calculated using projected the future cash flows, using the CDI curves and discounting to present value, using CDI market rates for swaps both disclosed by B3.

The fair value of exchange coupon swaps versus the CDI rate was determined based on market exchange rates effective at the date of the financial statements and projected based on currency coupon curves.

18.2	Sensitivity analysis

According to Management’s assessment, the most probable scenario is what the market has been estimating through market curves (currency and interest rates) of B3, on the maturity dates of each transaction.

Therefore, in the probable scenario (I), there is no impact on the fair value of financial instruments. For scenarios (II) and (III), for the sensitivity analysis effect, the Management considers an increase of 10% and a decrease of 10% was taken into account, respectively, on risk variables, up to one year of the financial instruments.

For the probable scenario, weighted exchange rate was R$6.17 on the reporting date, and the interest rate weighted was 11.79% per year.

In case of derivative financial instruments (aiming at hedging the financial debt), changes in scenarios are accompanied by respective hedges objects, indicating that the effects are not significant.

The Group disclosed the net exposure of the derivative financial instruments, each of the scenarios mentioned above in the sensitivity analysis as follows:

(i)	Other financial instruments

Transactions	Risk (CDI variation)	Balance at 2021	Scenario I	Scenario II	Scenario III

Fair value hedge (fixed rate)	CDI-0.08% per year	(10)	(1)	(1)	(1)
Fair value hedge (exchange rate)	CDI+1.70% per year	(455)	(63)	(69)	(58)
Debentures and promissory notes	CDI+1.59% per year	(4,630)	(584)	(643)	(526)
Bank loans	CDI+1.89% per year	(2,737)	(345)	(380)	(311)
Total borrowings and financing exposure		(7,832)	(993)	(1,093)	(896)

Cash and cash equivalents (*)	93.51% of CDI	4,598	503	553	453
Net exposure		(3,234)	(490)	(540)	(443)

(*)	Weighted average

The Éxito Group's sensitivity analysis considers the economic environment in which this company operates. In scenario I, the observable rates are used. In scenario II it is considered an increase of 10% and in scenario III it is a decrease of 10%.

Scenario I: Reference Bank Index in Colombia (IBR) available 3.4180%.

Scenario II: 0.34180% increase in IBR

Scenario III: 0.34180% decrease in IBR

		Market projection
Transactions	Balance 2021	Scenario I	Scenario II	Scenario III

Bank loans and swap	(1,224)	-	55	(58)

18.3	Fair value measurements

The Group discloses the fair value of financial instruments measured at fair value and of financial instruments measured at amortized cost, the fair value of which differ from the carrying amount, in accordance with IFRS13, which refer to the requirements of measurement and disclosure. The fair value hierarchy levels are defined below:

Level 1: Quoted (unadjusted) market prices in active markets for assets or liabilities.

Level 2: Valuation techniques for which the lowest level inputs that is significant to the fair value measurement is directly or indirectly observable.

Level 3: Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

The data used in fair value models are obtained, whenever possible, from observable markets or from information in comparable transactions in the market, the benchmarking of the fair value of similar financial instruments, the analysis of discounted cash flows or other valuation models. Judgment is used in the determination of assumptions in relation to liquidity risk, credit risk and volatility. Changes in assumptions may affect the reported fair value of financial instruments.

The fair values of cash and cash equivalents, trade receivables and trade payables approximate their carrying amounts.

The table below presents the fair value hierarchy of financial assets and liabilities measured at fair value and of financial instruments measured at amortized cost, for which the fair value is disclosed in the consolidated financial statements:

	Carrying amount	Fair value
	12.31.2021	12.31.2021	Level
Financial assets and liabilities
Trade receivables with credit card companies and sales vouchers	95	95	2
Cross-currency interest rate swap	(7)	(7)	2
Interest rate swaps	10	10	2
Forward between Currencies	14	14	2
Borrowings and financing (FVPL)	(459)	(459)	2
Borrowings and financing and debentures (amortized cost)	(8,586)	(8,451)	2
Disco Group put option (*)	(701)	(701)	3
Total	(9,634)	(9,499)
(*)	Non-controlling shareholders of Group Disco del Uruguay S.A., Éxito Group’s subsidiary has an exercisable put option based on a formula that uses data such as net income, EBITDA - earnings before interest, taxes, depreciation and amortization - and net debt, in addition to fixed amounts determined in the contract and the exchange variation applicable for conversion to the functional currency. This put option is presented in “Acquisition of non-controlling interest”.

There were no changes between the fair value measurements hierarchy levels during the year ended December 31, 2021.

Cross-currency and interest rate swaps and borrowings and financing are classified in level 2 since the fair value of such financial instruments was determined based on readily observable inputs, such as expected interest rate and current and future foreign exchange rate.

18.4	Consolidated position of derivative transactions

The Group has derivative contracts with the following financial institutions: Itaú BBA, Scotiabank, Bogotá Bank, BBVA, Davivenda, Bancolombia, Santander, Banco Popular, Banco Occidente, Corpbanca and Corficolombia.

The outstanding derivative financial instruments are presented in the table below:

Risk	Notional (millions)	Due date	2021	2020

Debt
USD - BRL	US$ 50	2023	(7)	(12)
Interest rate - BRL	R$ 21	2026	1	2
Derivatives - Fair value hedge - Brazil			(6)	(10)

Lease liability
USD - COP	US$ 1	2022	-	1

Debt
Interest rate - COP	COP 108,750	2021	-	(2)
Interest rate - COP	COP 108,750	2022	-	(1)
Interest rate - COP	COP 102,708	2022	1	-
Interest rate - COP	COP 200,000	2023	7	-
			8	(3)

Trade payables
EUR - COP	EUR 3	2021	-	(2)
USD - COP	USD 35	2021	-	(23)
USD - COP	USD 105	2022	15	-
			15	(25)

Derivatives – Éxito Group			23	(27)